RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED-PARTY TRANSACTIONS

NOTE 25. RELATED-PARTY TRANSACTIONS

During 2014 and 2015, we have outsourced certain development of software to Double2 Network Technology Co., Ltd., an equity-method investee. The operating costs amounted to $113 thousand and $108 thousand for the years ended December 31, 2014 and 2015, respectively.